Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,047,864)	$ (450,836)	$ (1,985,234)	$ (1,783,705)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	9,605	7,401	29,422	29,101
Stock based compensation	129,625	39,250	242,146	230,833
Bad debt expense on note receivable and accrued interest	89,036
Changes in assets and liabilities:
Accounts receivable	(86,043)	(17,378)	(37,243)
Inventories	112,191	(30,907)	(329,598)	(10,827)
Deposits and other assets	(117,271)	32,219	32,045	(35,161)
Prepaid expenses	990	2,318	(2,919)	(17,386)
Accrued payroll and payroll related expenses	32,926	18,410	(20,239)	269,638
Accounts payable and accrued expenses	(61,491)	56,234	(9,003)	60,736
Net cash used in operating activities	(938,296)	(343,289)	(2,080,623)	(1,256,771)
CASH FLOWS FROM INVESTING ACTIVITIES:
Increase in intangible assets	(5,238)	(6,463)	(19,408)	(29,206)
Net cash used in investing activities	(5,238)	(6,463)	(19,408)	(29,206)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the issuance of common stock		289,000	4,138,435	1,121,000
Proceeds from the exercise of warrants			40,000
Net cash provided by financing activities		289,000	4,178,435	1,121,000
NET INCREASE (DECREASE) IN CASH	(943,534)	(60,752)	2,078,404	(164,977)
CASH AT THE BEGINNING OF THE PERIOD	2,236,837	158,433	158,433	323,410
CASH AT THE END OF THE PERIOD	1,293,303	97,681	2,236,837	158,433
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of accrued payroll and payroll related expenses into stock options				227,784
Conversion of accounts payable into stock options				66,445
Conversion of accounts payable into restricted stock			44,700
SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	881	707	3,537	2,925
Cash paid for income taxes